Cover Page	12 Months Ended
Dec. 31, 2024 shares
Entity Addresses [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Dec. 31, 2024
Current Fiscal Year End Date	--12-31
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	001-38332
Entity Registrant Name	QIAGEN N.V.
Entity Incorporation, State or Country Code	P7
Entity Address, Address Line One	Hulsterweg 82
Entity Address, Postal Zip Code	5912 PL
Entity Address, City or Town	Venlo
Entity Address, Country	NL
Title of 12(b) Security	Common Shares, par value EUR 0.01 per share
Trading Symbol	QGEN
Security Exchange Name	NYSE
Entity Common Stock, Shares Outstanding	222,290,848
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Large Accelerated Filer
Entity Emerging Growth Company	false
ICFR Auditor Attestation Flag	true
Document Financial Statement Error Correction [Flag]	false
Document Accounting Standard	U.S. GAAP
Entity Shell Company	false
Entity Central Index Key	0001015820
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Amendment Flag	false
Business Contact
Entity Addresses [Line Items]
Entity Address, Address Line One	Hulsterweg 82
Entity Address, Postal Zip Code	5912 PL
Entity Address, City or Town	Venlo
Entity Address, Country	NL
Contact Personnel Name	Roland Sackers
Contact Personnel Fax Number	011-31-77-355-6658